UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Becky L. Park

American High-Income Trust

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2024

Pursue sustainable
income over time

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2024:

	1 year	5 years	10 years

Class F-2 shares	11.74%	4.98%	4.35%
Class A shares (reflecting 3.75% maximum sales charge)	7.21	3.90	3.68

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.43% for Class F-2 shares and 0.72% for Class A shares as of the prospectus dated December 1, 2023.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of March 31, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 7.01% for Class F-2 shares and 6.46% for Class A shares. The fund’s 12-month distribution rate as of that date was 6.72% for Class F-2 shares and 6.20% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American High-Income Trust for the periods ended March 31, 2024, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ahifx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

22	Financial statements

26	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended March 31, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 2/19/88)

American High-Income Trust (Class F-2 shares)[1]	9.65%	11.74%	4.98%	4.35%	7.55%
American High-Income Trust (Class A shares)	9.49	11.41	4.68	4.08	7.31
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	8.73	11.15	4.19	4.44	7.65
Lipper High Yield Funds Average[3]	8.22	10.27	3.71	3.60	6.82

There may have been periods when the results lagged the index(es). The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. From February 19, 1988, through December 31, 1992, the Credit Suisse High Yield Index was used because the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index did not yet exist. Since January 1, 1993, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index has been used. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American High-Income Trust	1

Investment portfolio March 31, 2024	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 87.05%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 86.45%
Energy 14.44%
3R Lux SARL 9.75% 2/5/2031[1]	USD	11,370	$11,908
Aethon United BR, LP 8.25% 2/15/2026[1]		9,500	9,618
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		10,095	9,717
Antero Resources Corp. 7.625% 2/1/2029[1]		4,356	4,477
Antero Resources Corp. 5.375% 3/1/2030[1]		4,600	4,422
Apache Corp. 4.625% 11/15/2025		5,540	5,355
Apache Corp. 5.10% 9/1/2040		13,635	11,710
Apache Corp. 4.75% 4/15/2043		3,015	2,379
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		38,410	38,533
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		3,830	4,836
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		4,042	4,155
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		26,735	25,515
Baytex Energy Corp. 8.50% 4/30/2030[1]		10,440	10,911
Baytex Energy Corp. 7.375% 3/15/2032[1]		41,905	42,362
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		25,330	23,960
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		9,754	9,815
Borr IHC, Ltd. 10.00% 11/15/2028[1]		58,568	61,161
Borr IHC, Ltd. 10.375% 11/15/2030[1]		16,325	17,060
California Resources Corp. 7.125% 2/1/2026[1]		6,275	6,316
Callon Petroleum Co. 7.50% 6/15/2030[1]		31,857	33,788
Cenovus Energy, Inc. 5.375% 7/15/2025		204	203
Cenovus Energy, Inc. 4.25% 4/15/2027		390	380
Cenovus Energy, Inc. 5.25% 6/15/2037		151	145
Cenovus Energy, Inc. 5.40% 6/15/2047		232	219
Cheniere Energy Partners, LP 4.50% 10/1/2029		618	589
Cheniere Energy, Inc. 4.625% 10/15/2028		20,199	19,591
Chesapeake Energy Corp. 5.75% 3/15/2023[2]		1,730	39
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		15,875	15,784
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		41,690	41,384
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		14,610	14,778
Chord Energy Corp. 6.375% 6/1/2026[1]		2,865	2,879
CITGO Petroleum Corp. 6.375% 6/15/2026[1]		11,000	11,041
CITGO Petroleum Corp. 8.375% 1/15/2029[1]		29,970	31,514
Civitas Resources, Inc. 5.00% 10/15/2026[1]		17,860	17,475
Civitas Resources, Inc. 8.375% 7/1/2028[1]		10,415	10,977
Civitas Resources, Inc. 8.625% 11/1/2030[1]		16,405	17,627
Civitas Resources, Inc. 8.75% 7/1/2031[1]		65,373	70,035
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		5,745	5,125
CNX Resources Corp. 6.00% 1/15/2029[1]		28,863	28,287
CNX Resources Corp. 7.375% 1/15/2031[1]		18,926	19,291
CNX Resources Corp. 7.25% 3/1/2032[1]		20,975	21,342
Comstock Resources, Inc. 6.75% 3/1/2029[1]		15,215	14,523
Comstock Resources, Inc. 5.875% 1/15/2030[1]		31,980	28,990
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]		4,866	4,866
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[4]		47,404	38,009

2	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Continental Resources, Inc. 5.75% 1/15/2031[1]	USD	7,250	$7,211
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		42,981	45,419
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]		28,840	29,083
Delek Logistics Partners, LP 8.625% 3/15/2029[1]		8,050	8,226
Devon Energy Corp. 5.875% 6/15/2028		2,830	2,845
Devon Energy Corp. 4.50% 1/15/2030		10,040	9,684
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]		7,845	8,285
DT Midstream, Inc. 4.125% 6/15/2029[1]		26,695	24,566
DT Midstream, Inc. 4.375% 6/15/2031[1]		7,241	6,563
Ecopetrol SA 8.375% 1/19/2036		6,860	6,929
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		7,769	7,859
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		22,830	20,073
Energy Transfer, LP 6.00% 2/1/2029[1]		1,500	1,514
Energy Transfer, LP 8.00% 4/1/2029[1]		7,200	7,485
Energy Transfer, LP 7.375% 2/1/2031[1]		377	395
EQM Midstream Partners, LP 4.125% 12/1/2026		1,987	1,912
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		5,031	5,163
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		23,510	23,739
EQM Midstream Partners, LP 5.50% 7/15/2028		15,301	15,102
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		16,210	15,214
EQM Midstream Partners, LP 6.375% 4/1/2029[1]		4,000	4,032
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		7,428	7,947
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		34,178	31,816
EQM Midstream Partners, LP 6.50% 7/15/2048		23,953	24,042
EQT Corp. 5.00% 1/15/2029		3,925	3,849
EQT Corp. 3.625% 5/15/2031[1]		6,515	5,739
Genesis Energy, LP 6.25% 5/15/2026		6,115	6,081
Genesis Energy, LP 8.00% 1/15/2027		66,354	67,185
Genesis Energy, LP 7.75% 2/1/2028		10,055	10,113
Genesis Energy, LP 8.25% 1/15/2029		32,535	33,428
Genesis Energy, LP 8.875% 4/15/2030		23,828	24,961
Global Partners, LP 6.875% 1/15/2029		2,950	2,929
Global Partners, LP 8.25% 1/15/2032[1]		13,875	14,398
Harbour Energy PLC 5.50% 10/15/2026[1]		32,030	31,294
Harvest Midstream I, LP 7.50% 9/1/2028[1]		35,517	36,043
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		6,390	6,188
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		28,875	26,559
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		9,470	9,184
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		3,515	3,514
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		19,025	18,548
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		18,338	17,972
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		24,212	23,633
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		20,585	20,318
Hilcorp Energy I, LP 8.375% 11/1/2033[1]		48,631	52,765
Jonah Energy, LLC 12.00% 11/5/2025[3]		16,449	16,449
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]		15,320	15,615
Matador Resources Co. 6.875% 4/15/2028[1]		8,675	8,882
Matador Resources Co. 6.50% 4/15/2032[1]		21,615	21,668
MEG Energy Corp. 5.875% 2/1/2029[1]		5,730	5,635
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		22,796	1,596
Murphy Oil Corp. 6.375% 7/15/2028		4,682	4,717
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		21,480	18,779
Nabors Industries, Inc. 7.375% 5/15/2027[1]		31,805	31,772
Nabors Industries, Inc. 9.125% 1/31/2030[1]		29,060	30,237
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		10,380	10,323
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]		16,325	16,335
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		19,362	19,248
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		114,673	110,483
New Fortress Energy, Inc. 8.75% 3/15/2029[1]		57,015	56,848
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.317% 10/30/2028[5,6]		6,189	6,218
NGL Energy Operating, LLC 8.125% 2/15/2029[1]		25,045	25,667
NGL Energy Operating, LLC 8.375% 2/15/2032[1]		49,525	50,801
NGL Energy Partners, LP 7.50% 4/15/2026		21,750	21,762
NGPL PipeCo, LLC 4.875% 8/15/2027[1]		1,010	986
Noble Finance II, LLC 8.00% 4/15/2030[1]		2,925	3,049
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		38,230	38,831

American High-Income Trust	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	USD	16,655	$17,608
NuStar Logistics, LP 6.00% 6/1/2026		6,129	6,106
Occidental Petroleum Corp. 8.875% 7/15/2030		7,875	9,156
Occidental Petroleum Corp. 6.125% 1/1/2031		1,000	1,037
Occidental Petroleum Corp. 6.45% 9/15/2036		625	667
Occidental Petroleum Corp. 4.20% 3/15/2048		2,543	1,967
Parkland Corp. 4.625% 5/1/2030[1]		7,220	6,662
PDC Energy, Inc. 5.75% 5/15/2026		12,000	11,987
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		7,097	7,104
Permian Resources Operating, LLC 8.00% 4/15/2027[1]		1,190	1,226
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		1,375	1,353
Permian Resources Operating, LLC 9.875% 7/15/2031[1]		35,710	39,819
Permian Resources Operating, LLC 7.00% 1/15/2032[1]		19,090	19,817
Petroleos Mexicanos 6.875% 10/16/2025		6,200	6,128
Petroleos Mexicanos 6.875% 8/4/2026		5,000	4,856
Petroleos Mexicanos 8.75% 6/2/2029		14,137	13,795
Range Resources Corp. 4.875% 5/15/2025		5,803	5,768
Range Resources Corp. 8.25% 1/15/2029		10,550	10,981
Range Resources Corp. 4.75% 2/15/2030[1]		18,892	17,630
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]		7,011	6,558
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]		14,905	15,651
SM Energy Co. 6.50% 7/15/2028		2,910	2,925
Southwestern Energy Co. 5.70% 1/23/2025[7]		5,630	5,607
Southwestern Energy Co. 8.375% 9/15/2028		8,875	9,232
Southwestern Energy Co. 5.375% 3/15/2030		28,845	27,789
Southwestern Energy Co. 4.75% 2/1/2032		13,055	12,028
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		4,610	4,206
Sunoco, LP 6.00% 4/15/2027		12,591	12,550
Sunoco, LP 5.875% 3/15/2028		4,885	4,842
Sunoco, LP 7.00% 9/15/2028[1]		34,975	35,766
Sunoco, LP 4.50% 5/15/2029		38,080	35,431
Sunoco, LP 4.50% 4/30/2030		40,575	37,191
Superior Plus, LP 4.50% 3/15/2029[1]		6,485	6,001
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		2,535	2,553
Talos Production, Inc. 9.00% 2/1/2029[1]		20,510	21,796
Talos Production, Inc. 9.375% 2/1/2031[1]		23,035	24,575
Targa Resources Partners, LP 6.50% 7/15/2027		4,322	4,373
Targa Resources Partners, LP 6.875% 1/15/2029		18,530	19,078
Targa Resources Partners, LP 5.50% 3/1/2030		6,906	6,878
Targa Resources Partners, LP 4.875% 2/1/2031		13,835	13,257
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]		8,310	8,553
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		9,686	9,704
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		24,931	26,042
Transocean, Inc. 11.50% 1/30/2027[1]		5,405	5,637
Transocean, Inc. 8.75% 2/15/2030[1]		13,865	14,466
Transocean, Inc. 6.80% 3/15/2038		10,600	8,905
USA Compression Partners, LP 6.875% 4/1/2026		7,736	7,734
USA Compression Partners, LP 6.875% 9/1/2027		2,403	2,410
USA Compression Partners, LP 7.125% 3/15/2029[1]		15,380	15,581
Valaris, Ltd. 8.375% 4/30/2030[1]		8,000	8,259
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		28,325	25,522
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		3,784	3,810
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		47,040	41,863
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		23,430	19,924
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		14,650	14,955
Venture Global LNG, Inc. 9.50% 2/1/2029[1]		8,775	9,464
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		20,220	20,865
Vital Energy, Inc. 9.75% 10/15/2030		19,475	21,314
Vital Energy, Inc. 7.875% 4/15/2032[1]		16,055	16,322
W&T Offshore, Inc. 11.75% 2/1/2026[1]		7,100	7,383
Weatherford International, Ltd. 8.625% 4/30/2030[1]		72,731	75,989
Western Midstream Operating, LP 3.10% 2/1/2025[7]		4,955	4,851
Western Midstream Operating, LP 4.50% 3/1/2028		340	329
Western Midstream Operating, LP 5.25% 2/1/2050[7]		5,500	4,923
			2,865,556

4	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 11.84%
Altice France Holding SA 10.50% 5/15/2027[1]	USD	22,035	$8,265
Altice France SA 5.125% 7/15/2029[1]		53,921	36,510
Altice France SA 5.50% 10/15/2029[1]		6,794	4,619
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	129,800	7,803
CCO Holdings, LLC 5.50% 5/1/2026[1]	USD	2,094	2,063
CCO Holdings, LLC 5.125% 5/1/2027[1]		9,878	9,418
CCO Holdings, LLC 5.00% 2/1/2028[1]		25,249	23,521
CCO Holdings, LLC 5.375% 6/1/2029[1]		7,126	6,529
CCO Holdings, LLC 6.375% 9/1/2029[1]		4,400	4,177
CCO Holdings, LLC 4.75% 3/1/2030[1]		62,543	53,741
CCO Holdings, LLC 4.50% 8/15/2030[1]		56,879	47,703
CCO Holdings, LLC 4.25% 2/1/2031[1]		42,647	34,854
CCO Holdings, LLC 4.75% 2/1/2032[1]		38,551	31,500
CCO Holdings, LLC 4.50% 5/1/2032		56,859	45,729
CCO Holdings, LLC 4.50% 6/1/2033[1]		46,733	36,545
CCO Holdings, LLC 4.25% 1/15/2034[1]		60,600	45,797
Charter Communications Operating, LLC 5.25% 4/1/2053		10,825	8,583
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		11,000	9,643
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		5,000	4,140
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		8,445	8,045
Connect Finco SARL 6.75% 10/1/2026[1]		66,725	65,454
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		14,350	11,974
CSC Holdings, LLC 5.50% 4/15/2027[1]		2,700	2,418
CSC Holdings, LLC 5.375% 2/1/2028[1]		2,425	2,088
CSC Holdings, LLC 11.75% 1/31/2029[1]		6,850	6,865
CSC Holdings, LLC 6.50% 2/1/2029[1]		10,000	8,482
CSC Holdings, LLC 3.375% 2/15/2031[1]		11,375	7,741
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/18/2028[5,6]		25,450	24,535
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		9,835	277
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]		18,432	518
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[4,5]		1,564	2,599
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		59,475	56,303
DIRECTV Financing, LLC 8.875% 2/1/2030[1]		7,075	7,065
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.445% 8/2/2027[5,6]		12,563	12,630
DISH DBS Corp. 5.875% 11/15/2024		245,395	235,326
DISH DBS Corp. 7.75% 7/1/2026		22,235	14,906
DISH DBS Corp. 5.25% 12/1/2026[1]		4,575	3,611
DISH Network Corp. 11.75% 11/15/2027[1]		125,195	127,938
Embarq Corp. 7.995% 6/1/2036		85,901	46,765
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		20,695	20,052
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		66,465	61,742
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		72,033	64,274
Frontier Communications Holdings, LLC 5.875% 11/1/2029		11,907	10,074
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		33,185	28,145
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		8,675	8,884
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]		4,000	4,089
Gray Television, Inc. 5.875% 7/15/2026[1]		44,880	43,736
Gray Television, Inc. 7.00% 5/15/2027[1]		47,949	44,633
Gray Television, Inc. 4.75% 10/15/2030[1]		12,985	8,526
Gray Television, Inc. 5.375% 11/15/2031[1]		54,605	35,858
iHeartCommunications, Inc. 6.375% 5/1/2026		236	201
iHeartCommunications, Inc. 8.375% 5/1/2027		427	239
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		11,310	8,241
iHeartCommunications, Inc. 4.75% 1/15/2028[1]		5,000	3,516
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]		51,332	47,819
Lamar Media Corp. 3.75% 2/15/2028		2,567	2,400
Lamar Media Corp. 4.875% 1/15/2029		3,600	3,472
Lamar Media Corp. 3.625% 1/15/2031		10,350	9,089
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		11,500	5,175
Ligado Networks, LLC 15.50% PIK 11/11/2023[1,2,4]		52,957	8,076
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[2,3,4,5]		4,650	4,417
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		10,235	9,779
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]		5,605	5,199
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]		11,790	11,889
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		42,330	38,475

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 4/15/2028	USD	6,190	$6,183
News Corp. 3.875% 5/15/2029[1]		28,750	26,315
Nexstar Media, Inc. 5.625% 7/15/2027[1]		11,995	11,515
Nexstar Media, Inc. 4.75% 11/1/2028[1]		67,381	61,460
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]		60	54
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		14,018	11,161
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		29,505	27,662
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]		4,800	4,621
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		61,375	56,191
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]		10,490	9,999
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		35,870	31,379
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		89,246	74,475
Sprint Capital Corp. 6.875% 11/15/2028		6,365	6,788
Sprint Capital Corp. 8.75% 3/15/2032		17,147	20,804
Sprint, LLC 7.625% 3/1/2026		9,450	9,769
TEGNA, Inc. 5.00% 9/15/2029		8,337	7,481
T-Mobile USA, Inc. 3.375% 4/15/2029		15,950	14,764
Univision Communications, Inc. 6.625% 6/1/2027[1]		83,970	82,200
Univision Communications, Inc. 8.00% 8/15/2028[1]		55,765	56,848
Univision Communications, Inc. 4.50% 5/1/2029[1]		96,800	86,591
Univision Communications, Inc. 7.375% 6/30/2030[1]		48,128	47,631
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.559% 6/24/2029[5,6]		1,224	1,228
UPC Broadband Finco BV 4.875% 7/15/2031[1]		4,870	4,351
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		19,230	16,598
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		49,120	41,634
VZ Secured Financing BV 5.00% 1/15/2032[1]		11,580	9,954
WMG Acquisition Corp. 3.75% 12/1/2029[1]		29,563	26,513
WMG Acquisition Corp. 3.875% 7/15/2030[1]		12,507	11,089
WMG Acquisition Corp. 3.00% 2/15/2031[1]		4,050	3,446
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		5,457	4,677
Ziggo BV 4.875% 1/15/2030[1]		24,435	21,951
			2,350,012

Consumer discretionary 10.51%
Acushnet Co. 7.375% 10/15/2028[1]		2,960	3,070
Advance Auto Parts, Inc. 1.75% 10/1/2027		4,304	3,758
Advance Auto Parts, Inc. 5.95% 3/9/2028		37,341	37,355
Advance Auto Parts, Inc. 3.90% 4/15/2030		28,552	25,910
Advance Auto Parts, Inc. 3.50% 3/15/2032		15,671	13,446
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		16,202	16,269
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		4,940	4,517
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		33,688	29,024
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		39,247	40,420
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		24,710	22,828
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		23,915	21,686
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		3,610	3,691
Bath & Body Works, Inc. 6.875% 11/1/2035		24,193	24,758
Bath & Body Works, Inc. 6.75% 7/1/2036		17,700	17,891
Boyd Gaming Corp. 4.75% 12/1/2027		8,389	8,097
Boyd Gaming Corp. 4.75% 6/15/2031[1]		6,005	5,524
Boyne USA, Inc. 4.75% 5/15/2029[1]		12,285	11,396
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]		11,525	11,811
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		62,175	56,745
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		19,345	19,869
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]		22,045	22,253
Carnival Corp. 7.625% 3/1/2026[1]		450	456
Carnival Corp. 5.75% 3/1/2027[1]		36,075	35,727
Carnival Corp. 4.00% 8/1/2028[1]		55,915	52,122
Carnival Corp. 6.00% 5/1/2029[1]		97,774	96,536
Carnival Corp. 7.00% 8/15/2029[1]		9,320	9,728
Carnival Corp. 10.50% 6/1/2030[1]		31,023	33,955
Carvana Co. 12.00% PIK 12/1/2028[1,4]		12,973	12,696
Clarios Global, LP 6.25% 5/15/2026[1]		3,667	3,668
Clarios Global, LP 8.50% 5/15/2027[1]		6,825	6,848
Dana, Inc. 4.50% 2/15/2032		4,400	3,806
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		19,880	18,249

6	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	USD	43,288	$38,904
First Student Bidco, Inc. 4.00% 7/31/2029[1]		24,840	22,040
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,6]		5,706	5,706
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,6]		1,671	1,671
Ford Motor Co. 3.25% 2/12/2032		4,490	3,737
Ford Motor Co. 6.10% 8/19/2032		12,465	12,639
Ford Motor Credit Co., LLC 3.664% 9/8/2024		1,438	1,424
Ford Motor Credit Co., LLC 2.30% 2/10/2025		2,000	1,940
Ford Motor Credit Co., LLC 5.125% 6/16/2025		2,000	1,983
Ford Motor Credit Co., LLC 3.375% 11/13/2025		11,000	10,588
Ford Motor Credit Co., LLC 6.95% 6/10/2026		18,050	18,447
Ford Motor Credit Co., LLC 2.70% 8/10/2026		4,927	4,594
Ford Motor Credit Co., LLC 4.271% 1/9/2027		7,000	6,737
Ford Motor Credit Co., LLC 6.80% 5/12/2028		11,960	12,432
Ford Motor Credit Co., LLC 5.113% 5/3/2029		5,615	5,454
Ford Motor Credit Co., LLC 7.20% 6/10/2030		8,900	9,452
Ford Motor Credit Co., LLC 4.00% 11/13/2030		16,188	14,466
Ford Motor Credit Co., LLC 7.122% 11/7/2033		21,774	23,443
Gap, Inc. 3.625% 10/1/2029[1]		3,225	2,828
Gap, Inc. 3.875% 10/1/2031[1]		2,148	1,819
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]		7,380	6,808
Hanesbrands, Inc. 4.875% 5/15/2026[1]		17,698	17,243
Hanesbrands, Inc. 9.00% 2/15/2031[1]		41,117	42,278
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[5,6]		23,418	23,440
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		8,287	7,951
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		20,465	18,311
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		10,880	10,155
International Game Technology PLC 6.50% 2/15/2025[1]		4,385	4,402
International Game Technology PLC 4.125% 4/15/2026[1]		6,110	5,927
International Game Technology PLC 5.25% 1/15/2029[1]		37,462	36,226
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		6,380	6,203
KB Home 6.875% 6/15/2027		6,170	6,382
KB Home 7.25% 7/15/2030		6,770	7,014
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		6,770	6,083
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		104,074	95,764
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		53,270	55,772
Levi Strauss & Co. 3.50% 3/1/2031[1]		17,575	15,433
LGI Homes, Inc. 8.75% 12/15/2028[1]		9,550	10,083
Light and Wonder International, Inc. 7.00% 5/15/2028[1]		16,357	16,488
Light and Wonder International, Inc. 7.25% 11/15/2029[1]		19,650	20,185
Light and Wonder International, Inc. 7.50% 9/1/2031[1]		6,245	6,499
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		4,075	4,110
Lithia Motors, Inc. 3.875% 6/1/2029[1]		26,349	23,771
Lithia Motors, Inc. 4.375% 1/15/2031[1]		12,640	11,333
M.D.C. Holdings, Inc. 6.00% 1/15/2043		11,252	11,445
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]		1,230	1,194
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028		2,500	2,351
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		18,830	17,238
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		8,910	8,459
Merlin Entertainments PLC 5.75% 6/15/2026[1]		10,798	10,705
MGM Resorts International 5.50% 4/15/2027		5,707	5,660
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.421% 9/9/2026[5,6]		4,426	4,438
NCL Corp., Ltd. 5.875% 2/15/2027[1]		12,465	12,324
NCL Corp., Ltd. 7.75% 2/15/2029[1]		7,115	7,394
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		35,980	35,267
Newell Brands Inc. 6.625% 9/15/2029		9,500	9,305
Party City Holdings, Inc. 0% 10/12/2028[3,8]		14,100	—	[9]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,8]		46,039	43,968
Penske Automotive Group, Inc. 3.75% 6/15/2029		6,325	5,678
QVC, Inc. 4.45% 2/15/2025		12,390	12,019
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		8,782	9,055
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		15,140	14,150
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		16,740	16,166

American High-Income Trust	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	USD	18,980	$18,725
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		10,950	10,199
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		8,325	8,234
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		25,250	26,747
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		19,925	21,384
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		11,562	12,021
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]		37,765	38,090
Sally Holdings, LLC 6.75% 3/1/2032		31,144	30,927
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		16,870	16,322
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.58% 4/4/2029[5,6]		10,579	10,590
Service Corp. International 4.00% 5/15/2031		6,450	5,720
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		33,640	30,200
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		59,789	52,385
Staples, Inc. 7.50% 4/15/2026[1]		2,000	1,954
Station Casinos, LLC 6.625% 3/15/2032[1]		7,080	7,157
STL Holding Co., LLC 8.75% 2/15/2029[1]		6,425	6,600
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		5,255	4,774
Travel + Leisure Co. 4.50% 12/1/2029[1]		9,460	8,705
Universal Entertainment Corp. 8.75% 12/11/2024[1]		94,124	101,501
Vail Resorts, Inc. 6.25% 5/15/2025[1]		6,880	6,886
Valvoline, Inc. 4.25% 2/15/2030[1]		3,521	3,516
Valvoline, Inc. 3.625% 6/15/2031[1]		13,085	11,291
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]		27,595	28,563
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 1/30/2031[5,6]		8,940	8,975
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		23,650	23,135
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		14,675	13,655
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		9,225	8,748
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		5,546	5,743
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		4,500	4,746
			2,086,583

Materials 9.14%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		9,215	9,134
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		1,509	1,387
ArcelorMittal SA 4.25% 7/16/2029		940	898
ArcelorMittal SA 6.80% 11/29/2032		6,750	7,225
ArcelorMittal SA 7.00% 10/15/2039		10,104	11,009
ArcelorMittal SA 6.75% 3/1/2041		15,173	15,805
ARD Finance SA 6.50% Cash 6/30/2027[1,4]		8,809	2,957
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]		2,625	2,270
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]		23,996	19,368
ATI, Inc. 4.875% 10/1/2029		13,720	12,926
ATI, Inc. 7.25% 8/15/2030		9,430	9,758
ATI, Inc. 5.125% 10/1/2031		22,140	20,534
Avient Corp. 7.125% 8/1/2030[1]		6,750	6,927
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]		5,995	6,244
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		6,495	6,274
Ball Corp. 6.875% 3/15/2028		11,915	12,241
Ball Corp. 6.00% 6/15/2029		7,100	7,176
Ball Corp. 2.875% 8/15/2030		3,250	2,776
Ball Corp. 3.125% 9/15/2031		26,280	22,362
Braskem Idesa SAPI 6.99% 2/20/2032[1]		1,370	1,064
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		24,195	21,437
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		3,853	3,884
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		50,855	50,805
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		42,343	39,519
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		13,575	13,631
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		47,119	42,896
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]		8,120	8,237
Consolidated Energy Finance SA 6.50% 5/15/2026[1]		2,013	1,881
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		15,875	13,341
Consolidated Energy Finance SA 12.00% 2/15/2031[1]		71,450	74,709
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026		2,000	2,100
CVR Partners, LP 6.125% 6/15/2028[1]		34,339	33,036
Element Solutions, Inc. 3.875% 9/1/2028[1]		8,300	7,623

8	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	USD	157,489	$151,177
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]		123,500	128,090
Freeport-McMoRan, Inc. 4.25% 3/1/2030		303	287
Freeport-McMoRan, Inc. 5.40% 11/14/2034		4,288	4,240
Freeport-McMoRan, Inc. 5.45% 3/15/2043		7,843	7,515
FXI Holdings, Inc. 12.25% 11/15/2026[1]		183,755	184,444
FXI Holdings, Inc. 12.25% 11/15/2026[1]		127,259	127,459
INEOS Finance PLC 6.75% 5/15/2028[1]		10,200	10,082
INEOS Finance PLC 7.50% 4/15/2029[1]		6,210	6,237
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		12,698	11,927
LABL, Inc. 6.75% 7/15/2026[1]		560	554
LABL, Inc. 10.50% 7/15/2027[1]		9,080	9,013
LABL, Inc. 5.875% 11/1/2028[1]		14,600	13,454
LABL, Inc. 9.50% 11/1/2028[1]		3,277	3,319
LABL, Inc. 8.25% 11/1/2029[1]		9,500	8,125
LSB Industries, Inc. 6.25% 10/15/2028[1]		42,320	40,773
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		13,505	13,768
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		12,500	12,415
Methanex Corp. 5.125% 10/15/2027		52,210	50,547
Methanex Corp. 5.25% 12/15/2029		8,893	8,516
Methanex Corp. 5.65% 12/1/2044		9,445	8,147
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		5,473	5,541
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		36,242	37,019
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		41,510	43,770
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		12,125	12,502
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]		11,555	11,602
NOVA Chemicals Corp. 4.875% 6/1/2024[1]		15,785	15,746
NOVA Chemicals Corp. 5.25% 6/1/2027[1]		36,882	34,765
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		13,800	14,706
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		35,492	30,429
NOVA Chemicals Corp. 9.00% 2/15/2030[1]		46,725	48,267
Novelis Corp. 3.25% 11/15/2026[1]		13,285	12,392
Novelis Corp. 4.75% 1/30/2030[1]		9,228	8,522
Novelis Corp. 3.875% 8/15/2031[1]		19,344	16,637
Olin Corp. 5.625% 8/1/2029		5,700	5,633
Olin Corp. 5.00% 2/1/2030		3,365	3,196
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		8,600	9,172
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]		5,341	5,371
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		41,413	38,623
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		17,760	16,462
Sealed Air Corp. 4.00% 12/1/2027[1]		7,559	7,092
Sealed Air Corp. 6.125% 2/1/2028[1]		14,160	14,201
Summit Materials, LLC 6.50% 3/15/2027[1]		5,478	5,478
Summit Materials, LLC 5.25% 1/15/2029[1]		15,015	14,646
Summit Materials, LLC 7.25% 1/15/2031[1]		8,372	8,708
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		9,500	10,148
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		3,667	3,619
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		31,269	30,916
Tronox, Inc. 4.625% 3/15/2029[1]		22,075	19,827
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[4,5,6]		5,786	5,902
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[4,5,6]		16,887	16,803
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		14,275	14,391
			1,813,609

Health care 8.68%
AdaptHealth, LLC 6.125% 8/1/2028[1]		11,940	11,225
AdaptHealth, LLC 4.625% 8/1/2029[1]		22,500	19,382
AdaptHealth, LLC 5.125% 3/1/2030[1]		34,082	29,754
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		27,375	25,066
Avantor Funding, Inc. 4.625% 7/15/2028[1]		47,034	44,624
Avantor Funding, Inc. 3.875% 11/1/2029[1]		8,825	7,965
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.677% 5/10/2027[5,6]		9,557	9,472
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		11,275	10,611
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		17,697	10,419

American High-Income Trust	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	USD	99,615	$94,136
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		21,166	20,226
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		4,370	2,727
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		23,503	13,591
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		18,310	8,336
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		66,925	36,587
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		95	40
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		8,112	3,519
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		33,642	14,166
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		81,199	33,587
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.679% 2/1/2027[5,6]		15,422	12,126
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		17,733	17,477
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		8,955	8,566
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		24,432	23,290
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.329% 2/22/2028[5,6]		18,248	18,316
Centene Corp. 4.25% 12/15/2027		20,032	19,115
Centene Corp. 4.625% 12/15/2029		34,535	32,812
Centene Corp. 3.375% 2/15/2030		4,168	3,691
Centene Corp. 3.00% 10/15/2030		7,575	6,502
Centene Corp. 2.50% 3/1/2031		20,325	16,735
Centene Corp. 2.625% 8/1/2031		17,525	14,399
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		4,848	4,591
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		12,765	11,663
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		40,065	36,918
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		35,610	29,068
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]		21,500	16,612
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]		4,035	4,161
Encompass Health Corp. 4.50% 2/1/2028		7,054	6,724
Encompass Health Corp. 4.75% 2/1/2030		3,841	3,601
Endo DAC 6.875% 10/15/2024[1]		10,374	6,795
Endo DAC 9.50% 7/31/2027[1]		6,243	414
Endo DAC 6.00% 6/30/2028[1]		45,278	3,198
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		12,320	8,020
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		12,185	12,594
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[5,6]		13,339	13,396
Grifols SA 4.75% 10/15/2028[1]		45,500	37,702
HCA, Inc. 4.50% 2/15/2027		71	70
HCA, Inc. 5.625% 9/1/2028		22,625	22,913
HCA, Inc. 3.50% 9/1/2030		3,940	3,564
HCA, Inc. 7.50% 11/15/2095		5,000	5,552
Hologic, Inc. 3.25% 2/15/2029[1]		8,800	7,895
IQVIA, Inc. 5.00% 10/15/2026[1]		18,749	18,360
IQVIA, Inc. 6.50% 5/15/2030[1]		18,115	18,509
Jazz Securities DAC 4.375% 1/15/2029[1]		12,660	11,803
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]		4,901	5,372
Medline Borrower, LP 3.875% 4/1/2029[1]		5,000	4,554
Medline Borrower, LP 6.25% 4/1/2029[1]		19,968	20,082
Medline Borrower, LP 5.25% 10/1/2029[1]		25,275	23,909
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.082% 10/23/2028[5,6]		10,178	10,200
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		18,815	17,702
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		55,775	49,634
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		53,385	46,525
Option Care Health, Inc. 4.375% 10/31/2029[1]		6,115	5,612
Owens & Minor, Inc. 4.50% 3/31/2029[1]		31,935	29,272
Owens & Minor, Inc. 6.625% 4/1/2030[1]		38,020	37,768
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		110,659	73,158
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[1,4]		47,895	44,497
Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,4]		56,435	45,501
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[5,6]		40,005	38,605
Select Medical Corp. 6.25% 8/15/2026[1]		9,039	9,063
Star Parent, Inc. 9.00% 10/1/2030[1]		5,940	6,294

10	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.309% 9/27/2030[5,6]	USD	7,575	$7,537
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		4,742	4,754
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]		10,830	10,928
Surgery Center Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 3.50%) 8.829% 12/19/2030[5,6]		7,622	7,668
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		6,359	5,873
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.563% 3/2/2027[5,6]		6,394	5,691
Tenet Healthcare Corp. 6.25% 2/1/2027		8,995	8,998
Tenet Healthcare Corp. 5.125% 11/1/2027		3,980	3,896
Tenet Healthcare Corp. 4.625% 6/15/2028		9,650	9,198
Tenet Healthcare Corp. 6.125% 10/1/2028		8,930	8,905
Tenet Healthcare Corp. 4.25% 6/1/2029		33,304	30,988
Tenet Healthcare Corp. 4.375% 1/15/2030		15,750	14,570
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		42,095	42,915
Tenet Healthcare Corp. 6.875% 11/15/2031		2,000	2,094
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		12,350	12,349
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		43,611	40,806
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		13,890	13,464
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		17,040	17,468
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		108,886	104,742
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		15,340	16,485
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		16,687	18,323
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		21,137	14,585
			1,722,570

Financials 7.92%
AG Issuer, LLC 6.25% 3/1/2028[1]		43,343	42,479
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		26,369	27,322
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		10,420	9,821
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		34,600	34,117
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]		7,130	7,188
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		35,243	32,775
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]		14,420	14,575
AmWINS Group, Inc. 6.375% 2/15/2029[1]		16,835	16,936
AmWINS Group, Inc. 4.875% 6/30/2029[1]		26,342	24,613
Aretec Group, Inc. 7.50% 4/1/2029[1]		69,097	65,857
Aretec Group, Inc. 10.00% 8/15/2030[1]		27,190	29,733
AssuredPartners, Inc. 5.625% 1/15/2029[1]		4,895	4,515
Block, Inc. 2.75% 6/1/2026		32,650	30,739
Block, Inc. 3.50% 6/1/2031		33,575	29,252
Blue Owl Capital Corp. 4.00% 3/30/2025		449	440
Blue Owl Capital Corp. 3.40% 7/15/2026		5,685	5,358
Blue Owl Capital Corp. 2.625% 1/15/2027		400	365
Blue Owl Capital Corp. 2.875% 6/11/2028		1,750	1,548
Blue Owl Capital Corp. III 3.125% 4/13/2027		11,350	10,346
Blue Owl Credit Income Corp. 4.70% 2/8/2027		20,625	19,578
Blue Owl Credit Income Corp. 6.65% 3/15/2031[1]		8,315	8,123
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]		29,070	30,453
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		9,950	9,219
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		17,105	16,491
Coinbase Global, Inc. 3.375% 10/1/2028[1]		57,341	49,192
Coinbase Global, Inc. 3.625% 10/1/2031[1]		51,036	41,268
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		103,460	98,410
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		21,655	19,377
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		12,089	12,138
Hightower Holding, LLC 6.75% 4/15/2029[1]		27,750	26,105
Howden UK Refinance PLC 7.25% 2/15/2031[1]		21,035	21,136
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]		23,375	23,595
HUB International, Ltd. 5.625% 12/1/2029[1]		3,745	3,515
HUB International, Ltd. 7.25% 6/15/2030[1]		20,332	20,910
HUB International, Ltd. 7.375% 1/31/2032[1]		13,805	13,907
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[5,6]		2,325	2,328
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		27,600	25,234
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		3,100	2,711

American High-Income Trust	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
LPL Holdings, Inc. 4.625% 11/15/2027[1]	USD	8,085	$7,765
LPL Holdings, Inc. 4.00% 3/15/2029[1]		6,610	6,081
LPL Holdings, Inc. 4.375% 5/15/2031[1]		12,700	11,569
MSCI, Inc. 4.00% 11/15/2029[1]		316	292
MSCI, Inc. 3.625% 9/1/2030[1]		742	659
MSCI, Inc. 3.875% 2/15/2031[1]		17,775	15,866
MSCI, Inc. 3.625% 11/1/2031[1]		13,761	11,956
MSCI, Inc. 3.25% 8/15/2033[1]		14,529	11,983
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]		8,315	8,264
Navient Corp. 5.875% 10/25/2024		25,680	25,674
Navient Corp. 6.75% 6/25/2025		13,000	13,108
Navient Corp. 6.75% 6/15/2026		12,310	12,420
Navient Corp. 5.00% 3/15/2027		50,842	48,745
Navient Corp. 4.875% 3/15/2028		10,570	9,861
Navient Corp. 5.50% 3/15/2029		62,001	57,797
Navient Corp. 9.375% 7/25/2030		13,239	14,176
Navient Corp. 11.50% 3/15/2031		58,335	64,990
Navient Corp. 5.625% 8/1/2033		27,712	22,965
NFP Corp. 6.875% 8/15/2028[1]		22,114	22,413
OneMain Finance Corp. 7.125% 3/15/2026		24,220	24,676
OneMain Finance Corp. 5.375% 11/15/2029		2,515	2,367
OneMain Finance Corp. 7.875% 3/15/2030		20,010	20,661
Osaic Financial Services, Inc. 6.50% 11/30/2027		80	1,493
Osaic Holdings, Inc. 10.75% 8/1/2027[1]		86,049	89,243
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/17/2028[5,6]		7,501	7,527
Owl Rock Capital Corp. 3.75% 7/22/2025		12,093	11,736
Oxford Finance, LLC 6.375% 2/1/2027[1]		36,100	34,269
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]		16,400	16,687
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		9,410	8,703
Rocket Mortgage, LLC 3.625% 3/1/2029[1]		6,605	5,948
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		14,350	13,430
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		18,170	17,107
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]		3,255	3,285
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]		109,160	109,979
USI, Inc. 7.50% 1/15/2032[1]		6,945	6,966
			1,572,330

Industrials 7.30%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		11,321	11,251
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]		5,701	5,752
ADT Security Corp. 4.125% 8/1/2029[1]		4,815	4,416
Allison Transmission, Inc. 3.75% 1/30/2031[1]		22,880	19,985
Ambipar Lux SARL 9.875% 2/6/2031[1]		8,323	8,344
American Airlines, Inc. 8.50% 5/15/2029[1]		8,960	9,471
Aramark Services, Inc. 5.00% 4/1/2025[1]		2,980	2,960
Atkore, Inc. 4.25% 6/1/2031[1]		17,900	15,893
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		18,910	18,189
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		1,000	926
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		26,181	24,427
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		36,710	32,669
Bombardier, Inc. 7.125% 6/15/2026[1]		47,784	48,527
Bombardier, Inc. 7.875% 4/15/2027[1]		43,471	43,529
Bombardier, Inc. 6.00% 2/15/2028[1]		16,133	15,887
Bombardier, Inc. 7.50% 2/1/2029[1]		19,413	20,012
Bombardier, Inc. 8.75% 11/15/2030[1]		17,680	18,900
Bombardier, Inc. 7.45% 5/1/2034[1]		1,850	2,056
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]		9,050	9,809
Brand Industrial Services, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.806% 8/1/2030[5,6]		4,801	4,826
Brink’s Co. (The) 4.625% 10/15/2027[1]		10,371	9,855
BWX Technologies, Inc. 4.125% 6/30/2028[1]		8,235	7,685
BWX Technologies, Inc. 4.125% 4/15/2029[1]		3,470	3,205
Champions Financing, Inc. 8.75% 2/15/2029[1]		15,500	16,251
Chart Industries, Inc. 7.50% 1/1/2030[1]		10,389	10,801
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		20,980	19,433

12	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	USD	17,725	$16,417
Clean Harbors, Inc. 4.875% 7/15/2027[1]		12,014	11,666
Clean Harbors, Inc. 6.375% 2/1/2031[1]		6,822	6,879
CoreLogic, Inc. 4.50% 5/1/2028[1]		64,397	57,813
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[5,6]		22,275	21,078
Covanta Holding Corp. 4.875% 12/1/2029[1]		19,838	17,801
Covanta Holding Corp. 5.00% 9/1/2030		28,240	24,949
Covanta Holding Corp., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[5,6]		4,668	4,669
Covanta Holding Corp., Term Loan C, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[5,6]		274	274
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]		24,367	22,512
Enviri Corp. 5.75% 7/31/2027[1]		6,745	6,357
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]		40,925	42,204
ESAB Corp. 6.25% 4/15/2029[1]		11,525	11,593
Herc Holdings, Inc. 5.50% 7/15/2027[1]		3,200	3,145
Hertz Corp. (The) 5.00% 12/1/2029[1]		10,000	7,737
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,510	1,528
Howmet Aerospace, Inc. 5.95% 2/1/2037		3,000	3,108
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]		16,610	17,197
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.273% 2/1/2029[5,6]		7,925	7,951
Icahn Enterprises, LP 4.75% 9/15/2024		11,077	11,034
Icahn Enterprises, LP 6.375% 12/15/2025		9,914	9,841
Icahn Enterprises, LP 6.25% 5/15/2026		23,674	22,871
Icahn Enterprises, LP 5.25% 5/15/2027		24,893	22,514
Icahn Enterprises, LP 9.75% 1/15/2029[1]		16,070	16,794
Icahn Enterprises, LP 4.375% 2/1/2029		13,415	11,449
Masonite International Corp. 3.50% 2/15/2030[1]		11,831	10,478
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]		7,760	8,423
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		41,516	41,777
Moog, Inc. 4.25% 12/9/2027[1]		8,465	7,992
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		5,115	4,644
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		11,500	10,511
PM General Purchaser, LLC 9.50% 10/1/2028[1]		38,138	38,960
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		8,100	7,448
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]		11,833	11,601
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		1,304	1,332
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		9,038	9,467
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		2,005	1,838
Sabre GLBL, Inc. 8.625% 6/1/2027[1]		108	95
Seagate HDD Cayman 8.25% 12/15/2029[1]		4,000	4,302
Seagate HDD Cayman 8.50% 7/15/2031[1]		9,645	10,433
Sensata Technologies BV 4.00% 4/15/2029[1]		3,225	2,948
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		15,230	13,189
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		9,000	8,806
Spirit AeroSystems, Inc. 4.60% 6/15/2028		36,103	33,879
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		35,700	38,986
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]		66,546	74,519
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[5,6]		14,796	14,891
SRS Distribution, Inc. 4.625% 7/1/2028[1]		10,080	10,164
SRS Distribution, Inc. 6.125% 7/1/2029[1]		615	628
Stericycle, Inc. 3.875% 1/15/2029[1]		7,360	6,679
Titan International, Inc. 7.00% 4/30/2028		11,500	11,359
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]		23,150	22,391
TransDigm, Inc. 7.50% 3/15/2027		770	771
TransDigm, Inc. 5.50% 11/15/2027		19,810	19,405
TransDigm, Inc. 6.75% 8/15/2028[1]		7,070	7,172
TransDigm, Inc. 4.625% 1/15/2029		2,971	2,761
TransDigm, Inc. 6.375% 3/1/2029[1]		29,000	29,127
TransDigm, Inc. 4.875% 5/1/2029		4,180	3,893
TransDigm, Inc. 6.875% 12/15/2030[1]		7,315	7,465
TransDigm, Inc. 6.625% 3/1/2032[1]		26,750	27,059
Triumph Group, Inc. 9.00% 3/15/2028[1]		67,031	70,750
Uber Technologies, Inc. 8.00% 11/1/2026[1]		10,000	10,127

American High-Income Trust	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
United Rentals (North America), Inc. 5.25% 1/15/2030	USD	5,484	$5,354
United Rentals (North America), Inc. 3.875% 2/15/2031		13,525	12,132
United Rentals (North America), Inc. 3.75% 1/15/2032		9,535	8,334
United Rentals (North America), Inc. 6.125% 3/15/2034[1]		6,840	6,857
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		11,475	11,492
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		10,900	11,137
WESCO Distribution, Inc. 6.625% 3/15/2032[1]		25,315	25,756
XPO, Inc. 7.125% 6/1/2031[1]		10,832	11,122
XPO, Inc. 7.125% 2/1/2032[1]		5,665	5,836
			1,448,730

Information technology 6.10%
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]		8,470	8,025
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		952	893
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		5,633	5,242
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]		3,545	3,551
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]		4,290	4,300
CA Magnum Holdings 5.375% 10/31/2026[1]		1,075	1,030
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		30,080	28,570
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		98,647	94,708
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[5,6]		28,470	28,394
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[5,6]		30,928	30,810
CommScope Technologies, LLC 6.00% 6/15/2025[1]		64,320	56,019
CommScope Technologies, LLC 5.00% 3/15/2027[1]		23,450	9,116
CommScope, Inc. 6.00% 3/1/2026[1]		55,188	50,566
CommScope, Inc. 8.25% 3/1/2027[1]		14,919	6,999
CommScope, Inc. 7.125% 7/1/2028[1]		4,883	1,936
CommScope, Inc. 4.75% 9/1/2029[1]		12,420	8,973
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[5,6]		46,449	42,346
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[1,5,6,8]		191,936	200,893
Entegris, Inc. 4.75% 4/15/2029[1]		7,610	7,301
Fair Isaac Corp. 4.00% 6/15/2028[1]		16,225	15,168
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,10]		74,987	75,361
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[5,6,10]		1,441	1,448
Gartner, Inc. 4.50% 7/1/2028[1]		21,727	20,723
Gartner, Inc. 3.625% 6/15/2029[1]		3,657	3,315
Gartner, Inc. 3.75% 10/1/2030[1]		13,511	12,108
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]		4,600	4,502
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]		7,075	6,388
Hughes Satellite Systems Corp. 5.25% 8/1/2026		45,413	37,833
Hughes Satellite Systems Corp. 6.625% 8/1/2026		33,653	19,850
Imola Merger Corp. 4.75% 5/15/2029[1]		5,000	4,693
McAfee Corp. 7.375% 2/15/2030[1]		20,450	18,776
MicroStrategy, Inc. 6.125% 6/15/2028[1]		6,425	6,206
NCR Atleos Corp. 9.50% 4/1/2029[1]		54,630	58,489
NCR Voyix Corp. 5.125% 4/15/2029[1]		23,505	21,827
Open Text Corp. 3.875% 2/15/2028[1]		14,045	13,018
Open Text Corp. 3.875% 12/1/2029[1]		12,925	11,529
Open Text Holdings, Inc. 4.125% 12/1/2031[1]		4,800	4,216
Oracle Corp. 5.55% 2/6/2053		5,127	5,019
Rocket Software, Inc. 6.50% 2/15/2029[1]		6,245	5,356
Synaptics, Inc. 4.00% 6/15/2029[1]		5,225	4,708
UKG, Inc. 6.875% 2/1/2031[1]		50,375	51,355
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[5,6]		9,385	9,465
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.814% 2/10/2031[5,6]		17,260	17,357
Unisys Corp. 6.875% 11/1/2027[1]		19,140	17,031
Viasat, Inc. 5.625% 9/15/2025[1]		34,725	33,873
Viasat, Inc. 5.625% 4/15/2027[1]		10,075	9,547
Viasat, Inc. 6.50% 7/15/2028[1]		19,500	15,077
Viasat, Inc. 7.50% 5/30/2031[1]		47,920	34,782
Viavi Solutions, Inc. 3.75% 10/1/2029[1]		3,750	3,221

14	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,10]	USD	60,835	$59,205
Xerox Holdings Corp. 5.50% 8/15/2028[1]		10,500	9,571
Xerox Holdings Corp. 8.875% 11/30/2029[1]		9,700	9,890
Ziff Davis, Inc. 4.625% 10/15/2030[1]		339	306
			1,210,885

Real estate 4.83%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		32,995	23,399
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		41,935	28,560
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]		7,245	6,459
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		29,805	29,286
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		11,785	10,767
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.33% 1/31/2030[5,6]		6,279	6,303
Fideicomiso Fibra Uno 7.375% 2/13/2034[1]		8,025	8,018
Forestar Group, Inc. 3.85% 5/15/2026[1]		10,830	10,352
Forestar Group, Inc. 5.00% 3/1/2028[1]		1,905	1,837
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]		7,185	7,443
HAT Holdings I, LLC 8.00% 6/15/2027[1]		11,125	11,614
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]		27,522	26,431
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]		40,963	36,857
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]		69,592	60,496
Iron Mountain, Inc. 4.875% 9/15/2027[1]		29,660	28,700
Iron Mountain, Inc. 5.25% 3/15/2028[1]		24,088	23,325
Iron Mountain, Inc. 5.00% 7/15/2028[1]		9,252	8,861
Iron Mountain, Inc. 7.00% 2/15/2029[1]		4,250	4,336
Iron Mountain, Inc. 5.25% 7/15/2030[1]		54,225	51,355
Iron Mountain, Inc. 4.50% 2/15/2031[1]		34,910	31,533
Kennedy-Wilson, Inc. 4.75% 3/1/2029		49,816	41,065
Kennedy-Wilson, Inc. 4.75% 2/1/2030		54,610	43,620
Kennedy-Wilson, Inc. 5.00% 3/1/2031		47,370	36,911
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		12,489	12,276
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		26,507	24,818
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		20,541	18,691
MPT Operating Partnership, LP 5.25% 8/1/2026		660	605
MPT Operating Partnership, LP 5.00% 10/15/2027		55,169	46,261
MPT Operating Partnership, LP 4.625% 8/1/2029		660	507
MPT Operating Partnership, LP 3.50% 3/15/2031		11,437	7,863
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		16,445	15,305
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		14,905	13,150
Service Properties Trust 4.50% 3/15/2025		9,100	8,898
Service Properties Trust 5.25% 2/15/2026		2,545	2,464
Service Properties Trust 4.75% 10/1/2026		25,845	24,111
Service Properties Trust 4.95% 2/15/2027		27,977	25,900
Service Properties Trust 5.50% 12/15/2027		5,705	5,444
Service Properties Trust 3.95% 1/15/2028		40,590	34,773
Service Properties Trust 4.95% 10/1/2029		48,896	40,088
Service Properties Trust 4.375% 2/15/2030		9,950	7,606
Service Properties Trust 8.625% 11/15/2031[1]		74,400	79,423
VICI Properties, LP 3.50% 2/15/2025[1]		5,104	4,995
VICI Properties, LP 4.625% 6/15/2025[1]		11,050	10,890
VICI Properties, LP 4.25% 12/1/2026[1]		9,323	8,970
VICI Properties, LP 3.75% 2/15/2027[1]		243	230
VICI Properties, LP 4.50% 1/15/2028[1]		3,000	2,882
VICI Properties, LP 3.875% 2/15/2029[1]		12,535	11,547
VICI Properties, LP 4.625% 12/1/2029[1]		1,657	1,568
VICI Properties, LP 4.125% 8/15/2030[1]		2,233	2,032
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,2,4]		49,238	2,985
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,2,4]		39,271	4,320
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]		3,560	3,567
			959,697

Consumer staples 3.99%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		7,215	6,988
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		36,457	32,757
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		8,665	8,250
Amer Sports Co. 6.75% 2/16/2031[1]		9,850	9,832

American High-Income Trust	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
B&G Foods, Inc. 5.25% 4/1/2025	USD	3,642	$3,625
B&G Foods, Inc. 5.25% 9/15/2027		29,666	27,748
B&G Foods, Inc. 8.00% 9/15/2028[1]		13,880	14,471
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.327% 2/5/2029[5,6]		4,431	4,455
Central Garden & Pet Co. 4.125% 10/15/2030		21,206	19,043
Central Garden & Pet Co. 4.125% 4/30/2031[1]		14,105	12,446
Coty, Inc. 5.00% 4/15/2026[1]		25,400	25,040
Coty, Inc. 6.50% 4/15/2026[1]		9,980	10,003
Coty, Inc. 4.75% 1/15/2029[1]		41,070	38,902
Coty, Inc. 6.625% 7/15/2030[1]		28,095	28,553
Darling Ingredients, Inc. 5.25% 4/15/2027[1]		6,431	6,338
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		16,475	16,340
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		11,620	10,424
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]		23,330	24,111
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[5,6]		12,057	12,088
H.J. Heinz Co. 3.00% 6/1/2026		6,360	6,090
H.J. Heinz Co. 3.875% 5/15/2027		5,545	5,375
H.J. Heinz Co. 4.375% 6/1/2046		5	4
H.J. Heinz Co. 4.875% 10/1/2049		9,975	9,035
Ingles Markets, Inc. 4.00% 6/15/2031[1]		5,070	4,430
KeHE Distributors, LLC 9.00% 2/15/2029[1]		10,550	10,709
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		48,100	47,191
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		66,895	66,508
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.493% 12/22/2026[5,6]		1,955	1,965
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		37,760	34,465
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		6,925	6,216
Performance Food Group, Inc. 5.50% 10/15/2027[1]		16,205	15,921
Performance Food Group, Inc. 4.25% 8/1/2029[1]		5,785	5,307
Post Holdings, Inc. 5.625% 1/15/2028[1]		24,830	24,415
Post Holdings, Inc. 5.50% 12/15/2029[1]		19,249	18,617
Post Holdings, Inc. 4.625% 4/15/2030[1]		62,517	57,438
Post Holdings, Inc. 4.50% 9/15/2031[1]		24,360	21,936
Post Holdings, Inc. 6.25% 2/15/2032[1]		28,038	28,277
Prestige Brands, Inc. 5.125% 1/15/2028[1]		21,158	20,618
Prestige Brands, Inc. 3.75% 4/1/2031[1]		14,440	12,585
Simmons Foods, Inc. 4.625% 3/1/2029[1]		12,365	10,939
TreeHouse Foods, Inc. 4.00% 9/1/2028		32,650	29,325
United Natural Foods, Inc. 6.75% 10/15/2028[1]		43,110	35,859
US Foods, Inc. 4.625% 6/1/2030[1]		8,325	7,735
			792,374

Utilities 1.70%
AmeriGas Partners, LP 5.75% 5/20/2027		5,878	5,745
Calpine Corp. 5.25% 6/1/2026[1]		1,051	1,041
Calpine Corp. 4.50% 2/15/2028[1]		4,000	3,797
Calpine Corp. 5.125% 3/15/2028[1]		8,282	7,956
Calpine Corp. 3.75% 3/1/2031[1]		9,175	8,044
DPL, Inc. 4.125% 7/1/2025		10,965	10,728
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,11]		18,225	18,068
Enfragen Energia Sur SA 5.375% 12/30/2030[1]		4,850	4,026
Enfragen Energia Sur SA 5.375% 12/30/2030		631	524
FirstEnergy Corp. 2.25% 9/1/2030		19,000	15,821
FirstEnergy Corp. 7.375% 11/15/2031		7,191	8,473
FirstEnergy Corp. 5.10% 7/15/2047		4,000	3,515
FirstEnergy Corp. 3.40% 3/1/2050		5,134	3,544
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		5,075	4,631
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]		2,000	1,694
MIWD Holdco II, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 8.825% 3/20/2031[5,6]		6,130	6,166
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]		3,163	3,137
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]		2,373	2,215
NRG Energy, Inc. 3.625% 2/15/2031[1]		2,000	1,728
Pacific Gas and Electric Co. 3.45% 7/1/2025		6,096	5,932
Pacific Gas and Electric Co. 3.30% 3/15/2027		3,904	3,700

16	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.45% 6/15/2027	USD	5,670	$5,690
Pacific Gas and Electric Co. 3.75% 7/1/2028		6,055	5,675
Pacific Gas and Electric Co. 4.55% 7/1/2030		4,170	3,966
Pacific Gas and Electric Co. 3.30% 8/1/2040		5,540	4,072
Pacific Gas and Electric Co. 3.50% 8/1/2050		26,090	17,849
PG&E Corp. 5.00% 7/1/2028		53,720	51,793
PG&E Corp. 5.25% 7/1/2030		75,785	72,093
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		41,151	44,036
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[5,6]		5,940	5,971
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		5,769	5,728
			337,358

Total corporate bonds, notes & loans			17,159,704

U.S. Treasury bonds & notes 0.45%
U.S. Treasury 0.45%
U.S. Treasury 3.875% 8/15/2033		55,125	53,697
U.S. Treasury 3.625% 5/15/2053		5,000	4,396
U.S. Treasury 4.125% 8/15/2053[12]		31,500	30,294

Total U.S. Treasury bonds & notes			88,387

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Argentine Republic 1.00% 7/9/2029		9,575	5,173
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]		21,500	11,316
			16,489

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]		15,299	14,215

Total bonds, notes & other debt instruments (cost: $17,950,277,000)			17,278,795

Convertible bonds & notes 0.20%
Communication services 0.20%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		62,635	39,304

Total convertible bonds & notes (cost: $57,630,000)			39,304

Common stocks 4.64%	Shares
Utilities 1.09%
Talen Energy Corp.[13]		2,242,027	211,535
PG&E Corp.		264,795	4,438
			215,973

Health care 1.03%
Rotech Healthcare, Inc.[3,8,10,13]		1,916,276	201,209
Mallinckrodt PLC[13]		62,717	3,104
			204,313

Information technology 1.00%
Diebold Nixdorf, Inc.[8,13]		5,800,284	199,762

Energy 0.80%
Chesapeake Energy Corp.		610,745	54,252
Ascent Resources - Utica, LLC, Class A3,10		905,325	31,623
Weatherford International[13]		206,113	23,790
Altera Infrastructure, LP3,13		123,978	11,427
California Resources Corp.		183,103	10,089
Constellation Oil Services Holding SA, Class B-1[3,13]		51,096,574	7,665
Mesquite Energy, Inc.[3,13]		109,992	6,235
Diamond Offshore Drilling, Inc.[13]		378,640	5,165

American High-Income Trust	17

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Civitas Resources, Inc.	57,659	$4,377
Exxon Mobil Corp.	16,090	1,870
Southwestern Energy Co.[13]	229,524	1,740
McDermott International, Ltd.[10,13]	1,745,604	349
Bighorn Permian Resources, LLC[3]	42,744	—	[9]
		158,582

Consumer discretionary 0.34%
Party City Holdco, Inc.[3,8,13]	2,530,772	47,427
Party City Holdco, Inc.[1,3,8,13]	25,266	473
NMG Parent, LLC[13]	182,562	17,572
MYT Holding Co., Class B8,13	7,468,376	1,680
		67,152

Materials 0.24%
Venator Materials PLC[3,8,13]	68,896	48,606

Communication services 0.14%
Frontier Communications Parent, Inc.[13]	600,000	14,700
Intelsat SA	319,194	8,578
Cumulus Media, Inc., Class A13	561,836	2,017
Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,470
iHeartMedia, Inc., Class A13	378,645	791
		27,556

Total common stocks (cost: $863,565,000)		921,944

Preferred securities 0.16%
Industrials 0.10%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,13]	13,566	21,109

Consumer discretionary 0.06%
MYT Holdings, LLC, Series A, 10.00% preferred shares[8,13]	19,884,070	11,294

Energy 0.00%
McDermott International, Ltd. 8.00% cumulative preferred shares[3,13]	1,130	57

Total preferred securities (cost: $32,392,000)		32,460

Rights & warrants 0.03%
Consumer discretionary 0.03%
NMG Parent, LLC, warrants, expire 9/24/2027[13]	407,047	4,783

Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[13]	16,108	315
McDermott International, Inc., warrants, expire 7/1/2027[3,13]	845,563	—	[9]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,13]	18	—	[9]
		315

Total rights & warrants (cost: $4,056,000)		5,098

18	American High-Income Trust

Short-term securities 7.18%	Shares	Value (000)
Money market investments 7.18%
Capital Group Central Cash Fund 5.37%[8,14]	14,249,931	$1,424,423

Total short-term securities (cost: $1,425,113,000)		1,424,423
Total investment securities 99.26% (cost: $20,333,033,000)		19,702,024
Other assets less liabilities 0.74%		146,399

Net assets 100.00%		$19,848,423

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,436	7/3/2024	USD	293,639	$(433)
5 Year U.S. Treasury Note Futures	Long	2,068	7/3/2024		221,308	271
10 Year U.S. Treasury Note Futures	Long	124	6/28/2024		13,739	69
10 Year U.S. Treasury Note Futures	Short	148	6/28/2024		(16,962)	(134)
30 Year Ultra U.S. Treasury Bond Futures	Long	38	6/28/2024		4,902	109
						$(118)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD	19,717	$(451)	$(413)	$(38)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028		70,108	(5,174)	(4,723)	(451)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029		213,493	(4,835)	(4,719)	(116)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029		74,625	(5,410)	(5,230)	(180)
						$(15,870)	$(15,085)	$(785)

Investments in affiliates8

	Value at 10/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)		Dividend or interest income (000)
Bonds, notes & other debt instruments 1.23%
Consumer discretionary 0.22%
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4]	$—	$41,897		$—	$—	$2,071	$43,968		$2,675
Party City Holdings, Inc. 0% 10/12/2028[3]	—	—	[9]	—	—	—	—	[9]	—
							43,968

American High-Income Trust	19

Investments in affiliates8 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Information technology 1.01%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[1,5,6]	$200,668	$25,800	$32,885	$1,060	$6,250	$200,893	$14,806
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[15]	27	—	115	—	88	—	—
						200,893
Total bonds, notes & other debt instruments						244,861
Common stocks 2.51%
Health care 1.01%
Rotech Healthcare, Inc.[3,10,13]	201,209	—	—	—	—	201,209	—
Information technology 1.01%
Diebold Nixdorf, Inc.[13]	104,312	230	115	—	95,335	199,762	—
Consumer discretionary 0.25%
Party City Holdco, Inc.[1,3,13]	—	21,339	—	—	26,561	47,900	—
MYT Holding Co., Class B13	5,601	—	—	—	(3,921)	1,680	—
						49,580
Materials 0.24%
Venator Materials PLC[3,13]	—	141,090	—	—	(92,484)	48,606	—
Total common stocks						499,157
Preferred securities 0.06%
Consumer discretionary 0.06%
MYT Holdings, LLC, Series A, 10.00% preferred shares[13]	12,925	—	—	—	(1,631)	11,294	—
Short-term securities 7.18%
Money market investments 7.18%
Capital Group Central Cash Fund 5.37%[14]	1,171,249	1,923,838	1,670,207	38	(495)	1,424,423	35,053
Total 10.98%				$1,098	$31,774	$2,179,735	$52,534

Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,8,13]	9/26/2013	$41,128	$201,209	1.01%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023	73,568	75,361	.38
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[5,6]	9/13/2023 - 3/13/2024	1,441	1,448	.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	58,960	59,205	.30
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	4,340	31,623	.16
McDermott International, Ltd.[13]	4/4/2018-12/31/2020	7,967	349	.00 [16]
Total		$187,404	$369,195	1.86%

20	American High-Income Trust

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,913,827,000, which represented 65.06% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $868,708,000, which represented 4.38% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Step bond; coupon rate may change at a later date.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $369,195,000, which represented 1.86% of the net assets of the fund.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,776,000, which represented .06% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 3/31/2024.
[15]	Affiliated issuer during the reporting period but no longer held at 3/31/2024.
[16]	Amount less than .01%.

Key to abbreviation(s)

CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American High-Income Trust	21

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2024	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,173,095)	$17,522,289
Affiliated issuers (cost: $2,159,938)	2,179,735	$19,702,024
Cash		84,580
Cash collateral pledged for futures contracts		2,115
Cash collateral pledged for swap contracts		1,234
Unrealized appreciation on unfunded commitments*		32
Receivables for:
Sales of investments	46,079
Sales of fund’s shares	34,744
Dividends and interest	312,546
Variation margin on futures contracts	18
Variation margin on centrally cleared swap contracts	6	393,393
		20,183,378
Liabilities:
Payables for:
Purchases of investments	291,099
Repurchases of fund’s shares	31,099
Dividends on fund’s shares	3,497
Investment advisory services	4,659
Services provided by related parties	3,481
Trustees’ deferred compensation	370
Variation margin on futures contracts	546
Variation margin on centrally cleared swap contracts	141
Other	63	334,955
Commitments and contingencies*
Net assets at March 31, 2024		$19,848,423

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,986,501
Total distributable earnings (accumulated loss)		(3,138,078)
Net assets at March 31, 2024		$19,848,423

*	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

22	American High-Income Trust

Financial statements (continued)

Statement of assets and liabilities	unaudited
at March 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,074,283 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,584,002	1,106,094	$9.57
Class C	209,224	21,865	9.57
Class T	9	1	9.57
Class F-1	269,629	28,178	9.57
Class F-2	2,353,840	245,991	9.57
Class F-3	1,355,630	141,672	9.57
Class 529-A	310,895	32,491	9.57
Class 529-C	8,449	883	9.57
Class 529-E	11,564	1,209	9.57
Class 529-T	14	1	9.57
Class 529-F-1	12	1	9.57
Class 529-F-2	38,610	4,035	9.57
Class 529-F-3	12	1	9.57
Class R-1	11,570	1,209	9.57
Class R-2	116,116	12,135	9.57
Class R-2E	14,819	1,549	9.57
Class R-3	150,635	15,742	9.57
Class R-4	120,373	12,580	9.57
Class R-5E	23,620	2,468	9.57
Class R-5	31,876	3,331	9.57
Class R-6	4,237,524	442,847	9.57

Refer to the notes to financial statements.

American High-Income Trust	23

Financial statements (continued)

Statement of operations	unaudited
for the six months ended March 31, 2024	(dollars in thousands)

Investment income:
Income:
Interest (includes $17,481 from affiliates)	$622,918
Dividends (includes $35,053 from affiliates)	40,092	$663,010
Fees and expenses*:
Investment advisory services	26,765
Distribution services	15,903
Transfer agent services	9,222
Administrative services	2,807
529 plan services	103
Reports to shareholders	401
Registration statement and prospectus	513
Trustees’ compensation	77
Auditing and legal	184
Custodian	31
Other	197
Total fees and expenses before waiver	56,203
Less waiver of fees and expenses:
Investment advisory services waiver	42
Total fees and expenses after waiver		56,161
Net investment income		606,849

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(228,283)
Affiliated issuers	1,098
Futures contracts	1,203
Swap contracts	(10,384)
Currency transactions	178	(236,188)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,308,788
Affiliated issuers	31,774
Futures contracts	462
Swap contracts	(984)
Currency translations	1	1,340,041
Net realized gain (loss) and unrealized appreciation (depreciation)		1,103,853

Net increase (decrease) in net assets resulting from operations		$1,710,702

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

24	American High-Income Trust

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2024*	Year ended September 30, 2023
Operations:
Net investment income	$606,849	$1,132,751
Net realized gain (loss)	(236,188)	(372,209)
Net unrealized appreciation (depreciation)	1,340,041	662,055
Net increase (decrease) in net assets resulting from operations	1,710,702	1,422,597

Distributions paid or accrued to shareholders	(626,205)	(1,136,882)

Net capital share transactions	902,726	1,364,838

Total increase (decrease) in net assets	1,987,223	1,650,553

Net assets:
Beginning of period	17,861,200	16,210,647
End of period	$19,848,423	$17,861,200

*	Unaudited.

Refer to the notes to financial statements.

American High-Income Trust	25

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

26	American High-Income Trust

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American High-Income Trust	27

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):

28	American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,074,767	$84,937		$17,159,704
U.S. Treasury bonds & notes	—	88,387	—		88,387
Bonds & notes of governments & government agencies outside the U.S.	—	16,489	—		16,489
Mortgage-backed obligations	—	—	14,215		14,215
Convertible bonds & notes	—	39,304	—		39,304
Common stocks	536,345	30,934	354,665		921,944
Preferred securities	—	11,294	21,166		32,460
Rights & warrants	315	4,783	—	[1]	5,098
Short-term securities	1,424,423	—	—		1,424,423
Total	$1,961,083	$17,265,958	$474,983		$19,702,024

	Other investments[2]
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$449	$—	$—		$449
Liabilities:
Unrealized depreciation on futures contracts	(567)	—	—		(567)
Unrealized depreciation on centrally cleared credit default swaps	—	(785)	—		(785)
Total	$(118)	$(785)	$—		$(903)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2024 (dollars in thousands):

	Beginning value at 10/1/2023	Transfers into Level 3[3]	Purchases	Sales	Net realized loss[4]	Unrealized appreciation[4]	Transfers out of Level 3[3]	Ending value at 3/31/2024
Investment securities	$359,671	$5,601	$163,472	$(2,117)	$(104,644)	$58,601	$(5,601)	$474,983

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2024								$(47,650)

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

American High-Income Trust	29

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2024		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$99,152		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
				Discount for uncertainty	5%	5%	Decrease
				Transaction price	Not applicable	Not applicable	Not applicable
			Transaction	Net adjustment (decrease) based on movement of market comparables	5%	5%	Decrease
			Expected proceeds	Expected proceeds	Not applicable	Not applicable	Not applicable
			Yield analysis	Yield	11%	11%	Decrease
Common stocks	$354,665		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
				Vendor Price	Not applicable	Not applicable	Not applicable
				Discount for uncertainty	20%	20%	Decrease
			Market comparable companies	EV/EBITDA multiple	5.4x - 8.0x	6.0x	Increase
				Discount to EV/EBITDA multiple	12%	12%	Decrease
				Price/Book Value multiple	0.6x	0.6x	Increase
				DLOM	7% - 16%	13%	Decrease
				EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
Preferred securities	$21,166		Market comparable companies	EV/EBITDA multiple	4.5x	4.5x	Increase
				DLOM	15%	15%	Decrease
			Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
				Risk discount	95%	95%	Decrease
Rights & warrants	—	[3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$474,983

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

30	American High-Income Trust

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American High-Income Trust	31

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $25,669,000, which would represent 0.13% of the net assets of the fund should such commitments become due. Unrealized appreciation of $32,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $378,176,000.

32	American High-Income Trust

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $258,222,000.

American High-Income Trust	33

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$449	Unrealized depreciation*	$567
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	785
			$449		$1,352

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,203	Net unrealized appreciation (depreciation) on futures contracts	$462
Swap	Credit	Net realized gain (loss) on swap contracts	(10,384)	Net unrealized appreciation (depreciation) on swap contracts	(984)
			$(9,181)		$(522)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

34	American High-Income Trust

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$27,045
Capital loss carryforward*	(2,116,518)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$558,036
Gross unrealized depreciation on investments	(1,338,218)
Net unrealized appreciation (depreciation) on investments	(780,182)
Cost of investments	20,496,388

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2024		Year ended September 30, 2023
Class A	$333,796		$646,145
Class C	5,973		12,611
Class T	—	†	—	†
Class F-1	8,702		18,085
Class F-2	73,399		130,199
Class F-3	41,145		68,239
Class 529-A	9,813		19,391
Class 529-C	245		553
Class 529-E	356		716
Class 529-T	—	†	1
Class 529-F-1	—	†	1
Class 529-F-2	1,250		2,265
Class 529-F-3	—	†	1
Class R-1	335		707
Class R-2	3,265		6,236
Class R-2E	295		438
Class R-3	4,474		8,370
Class R-4	3,817		7,382
Class R-5E	747		1,312
Class R-5	1,045		1,959
Class R-6	137,548		212,271
Total	$626,205		$1,136,882

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. During the six months ended March 31, 2024, CRMC waived investment advisory services fees of $42,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $26,765,000 were reduced to $26,723,000, both of which were equivalent to an annualized rate of 0.286% of average daily net assets.

American High-Income Trust	35

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2024, the 529 plan services fees were $103,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

36	American High-Income Trust

For the six months ended March 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$13,136	$7,104		$1,525		Not applicable
Class C	1,023	143		31		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	327	222		40		Not applicable
Class F-2	Not applicable	1,114		321		Not applicable
Class F-3	Not applicable	6		178		Not applicable
Class 529-A	346	200		45		$87
Class 529-C	42	6		1		2
Class 529-E	28	3		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	11		5		11
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	57	6		2		Not applicable
Class R-2	417	187		17		Not applicable
Class R-2E	29	9		1		Not applicable
Class R-3	354	106		21		Not applicable
Class R-4	144	57		17		Not applicable
Class R-5E	Not applicable	17		3		Not applicable
Class R-5	Not applicable	9		5		Not applicable
Class R-6	Not applicable	22		593		Not applicable
Total class-specific expenses	$15,903	$9,222		$2,807		$103

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $77,000 in the fund’s statement of operations reflects $40,000 in current fees (either paid in cash or deferred) and a net increase of $37,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2024.

American High-Income Trust	37

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2024.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2024

Class A	$637,794	68,377	$322,165		34,498		$(805,388)	(86,709)	$154,571	16,166
Class C	21,469	2,300	5,778		619		(33,731)	(3,634)	(6,484)	(715)
Class T	—	—	—		—		—	—	—	—
Class F-1	110,902	11,939	8,337		893		(128,158)	(13,801)	(8,919)	(969)
Class F-2	516,609	55,491	69,260		7,414		(384,213)	(41,681)	201,656	21,224
Class F-3	377,834	40,672	40,245		4,303		(158,867)	(17,116)	259,212	27,859
Class 529-A	20,762	2,224	9,778		1,047		(30,122)	(3,237)	418	34
Class 529-C	1,322	142	244		26		(2,278)	(245)	(712)	(77)
Class 529-E	783	84	355		38		(1,107)	(118)	31	4
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	5,667	610	1,243		133		(4,627)	(496)	2,283	247
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	967	104	333		36		(1,647)	(177)	(347)	(37)
Class R-2	11,727	1,265	3,244		347		(11,445)	(1,231)	3,526	381
Class R-2E	7,733	816	293		31		(1,346)	(144)	6,680	703
Class R-3	24,228	2,608	4,441		475		(18,739)	(2,012)	9,930	1,071
Class R-4	13,736	1,476	3,804		408		(15,612)	(1,679)	1,928	205
Class R-5E	2,878	308	743		79		(2,056)	(222)	1,565	165
Class R-5	5,836	631	1,042		112		(5,769)	(625)	1,109	118
Class R-6	344,225	36,839	137,509		14,718		(205,455)	(22,204)	276,279	29,353
Total net increase (decrease)	$2,104,472	225,886	$608,814		65,177		$(1,810,560)	(195,331)	$902,726	95,732

Refer to the end of the tables for footnotes.

38	American High-Income Trust

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$892,030	97,541	$622,988	68,147		$(1,595,188)	(174,716)	$(80,170)	(9,028)
Class C	32,248	3,527	12,189	1,334		(76,374)	(8,362)	(31,937)	(3,501)
Class T	—	—	—	—		—	—	—	—
Class F-1	266,798	29,217	17,295	1,892		(291,005)	(31,848)	(6,912)	(739)
Class F-2	940,969	102,932	123,139	13,468		(736,501)	(80,590)	327,607	35,810
Class F-3	478,528	52,434	66,617	7,287		(423,022)	(46,351)	122,123	13,370
Class 529-A	33,021	3,608	19,322	2,114		(57,728)	(6,307)	(5,385)	(585)
Class 529-C	2,147	235	550	60		(4,913)	(537)	(2,216)	(242)
Class 529-E	1,255	137	712	78		(2,733)	(298)	(766)	(83)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	7,664	840	2,253	246		(7,916)	(866)	2,001	220
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	1,855	203	704	77		(3,586)	(393)	(1,027)	(113)
Class R-2	19,001	2,077	6,193	677		(27,212)	(2,980)	(2,018)	(226)
Class R-2E	2,880	316	437	48		(1,688)	(185)	1,629	179
Class R-3	31,239	3,415	8,293	907		(40,150)	(4,393)	(618)	(71)
Class R-4	25,996	2,842	7,343	804		(30,451)	(3,333)	2,888	313
Class R-5E	6,145	672	1,307	143		(4,409)	(482)	3,043	333
Class R-5	6,017	657	1,947	212		(7,693)	(840)	271	29
Class R-6	1,193,063	130,765	212,099	23,197		(368,840)	(40,534)	1,036,322	113,428
Total net increase (decrease)	$3,940,856	431,418	$1,103,391	120,691		$(3,679,409)	(403,015)	$1,364,838	149,094

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,317,792,000 and $3,939,912,000, respectively, during the six months ended March 31, 2024.

American High-Income Trust	39

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2024[5,6]	$9.03	$.30	$.55	$.85	$(.31)	$9.57	9.49%[7]		$10,584		.73%[8]		.73%[8]		6.36%[8]
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.75		9,839		.73		.72		6.48
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.86)		9,738		.68		.68		4.86
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05		11,600		.69		.69		4.61
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71		10,008		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.39		10,428		.72		.72		6.14
Class C:
3/31/2024[5,6]	9.03	.26	.55	.81	(.27)	9.57	9.10	[7]	209		1.47	[8]	1.47	[8]	5.62	[8]
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.95		204		1.47		1.46		5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.52)		231		1.43		1.43		4.09
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		326		1.43		1.43		3.89
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96		330		1.47		1.47		5.41
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		521		1.48		1.48		5.38
Class T:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.64	[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	6.62	[8,9]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.03	[9]	—	[10]	.46	[9]	.45	[9]	6.74	[9]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.63)[9]		—	[10]	.42	[9]	.42	[9]	5.12	[9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.36	[9]	—	[10]	.43	[9]	.43	[9]	4.87	[9]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97	[9]	—	[10]	.47	[9]	.47	[9]	6.37	[9]
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.65	[9]	—	[10]	.47	[9]	.47	[9]	6.39	[9]
Class F-1:
3/31/2024[5,6]	9.03	.29	.55	.84	(.30)	9.57	9.49	[7]	270		.74	[8]	.74	[8]	6.34	[8]
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.73		263		.74		.73		6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)		265		.70		.70		4.79
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05		415		.70		.70		4.62
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71		401		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.37		446		.74		.74		6.12
Class F-2:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.65	[7]	2,354		.43	[8]	.43	[8]	6.65	[8]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.06		2,029		.44		.43		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		1,674		.40		.40		5.14
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.39		1,888		.40		.40		4.89
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00		1,368		.44		.44		6.38
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.66		1,281		.46		.46		6.41
Class F-3:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.71	[7]	1,356		.33	[8]	.33	[8]	6.73	[8]
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.18		1,027		.33		.32		6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)		890		.30		.30		5.23
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50		1,206		.30		.30		4.96
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11		595		.34		.34		6.48
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.77		523		.36		.36		6.50
Class 529-A:
3/31/2024[5,6]	9.03	.29	.55	.84	(.30)	9.57	9.48	[7]	311		.75	[8]	.75	[8]	6.33	[8]
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.71		293		.76		.75		6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)		293		.71		.71		4.83
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.03		358		.71		.71		4.59
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68		322		.76		.76		6.08
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.34		317		.78		.78		6.08

Refer to the end of the table for footnotes.

40	American High-Income Trust

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2024[5,6]	$9.03	$.26	$.55	$.81	$(.27)	$9.57	9.06%[7]		$8		1.53%[8]		1.52%[8]		5.56%[8]
9/30/2023	8.86	.52	.17	.69	(.52)	9.03	7.89		9		1.53		1.52		5.66
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39)	8.86	(12.56)		11		1.48		1.48		4.03
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.19		16		1.45		1.45		3.87
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41
9/30/2019	10.25	.54	(.29)	.25	(.54)	9.96	2.58		53		1.51		1.51		5.35
Class 529-E:
3/31/2024[5,6]	9.03	.29	.55	.84	(.30)	9.57	9.38	[7]	11		.94	[8]	.94	[8]	6.15	[8]
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.51		11		.95		.94		6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.06)		11		.90		.90		4.64
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.81		14		.90		.90		4.41
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91
9/30/2019	10.25	.60	(.29)	.31	(.60)	9.96	3.15		16		.96		.96		5.90
Class 529-T:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.61	[7,9]	—	[10]	.52	[8,9]	.52	[8,9]	6.57	[8,9]
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.96	[9]	—	[10]	.52	[9]	.51	[9]	6.69	[9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.68)[9]		—	[10]	.48	[9]	.48	[9]	5.07	[9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.30	[9]	—	[10]	.48	[9]	.48	[9]	4.82	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[9]	—	[10]	.52	[9]	.52	[9]	6.30	[9]
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.59	[9]	—	[10]	.53	[9]	.53	[9]	6.32	[9]
Class 529-F-1:
3/31/2024[5,6]	9.03	.30	.55	.85	(.31)	9.57	9.58	[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	6.53	[8,9]
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.92	[9]	—	[10]	.56	[9]	.55	[9]	6.65	[9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.72)[9]		—	[10]	.52	[9]	.52	[9]	5.03	[9]
9/30/2021	9.63	.49	.95	1.44	(.52)	10.55	15.27	[9]	—	[10]	.49	[9]	.49	[9]	5.26	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.58		33		.54		.54		6.32
Class 529-F-2:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.65	[7]	39		.45	[8]	.45	[8]	6.64	[8]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.07		34		.43		.42		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		32		.41		.41		5.13
9/30/2021[5,11]	9.62	.46	.95	1.41	(.48)	10.55	14.92	[7]	38		.44	[8]	.44	[8]	4.82	[8]
Class 529-F-3:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.68	[7]	—	[10]	.40	[8]	.40	[8]	6.69	[8]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.10		—	[10]	.40		.39		6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.59)		—	[10]	.37		.37		5.18
9/30/2021[5,11]	9.62	.46	.96	1.42	(.49)	10.55	14.99	[7]	—	[10]	.43	[8]	.37	[8]	4.90	[8]
Class R-1:
3/31/2024[5,6]	9.03	.26	.55	.81	(.27)	9.57	9.12	[7]	11		1.43	[8]	1.43	[8]	5.66	[8]
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.99		11		1.43		1.42		5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.50)		12		1.41		1.41		4.14
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		14		1.43		1.43		3.88
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		9		1.49		1.49		5.38

Refer to the end of the table for footnotes.

American High-Income Trust	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2024[5,6]	$9.03	$.26	$.55	$.81	$(.27)	$9.57	9.12%[7]	$116	1.42%[8]		1.42%[8]		5.67%[8]
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.99	106	1.43		1.42		5.78
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.49)	106	1.40		1.40		4.13
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.25	135	1.40		1.40		3.91
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	122	1.46		1.46		5.39
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.63	143	1.46		1.46		5.40
Class R-2E:
3/31/2024[5,6]	9.03	.28	.55	.83	(.29)	9.57	9.28 [7]	15	1.13	[8]	1.13	[8]	6.03	[8]
9/30/2023	8.86	.56	.17	.73	(.56)	9.03	8.31	8	1.14		1.12		6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43)	8.86	(12.24)	6	1.11		1.11		4.42
9/30/2021	9.63	.43	.95	1.38	(.46)	10.55	14.57	8	1.12		1.12		4.20
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26	8	1.17		1.17		5.68
9/30/2019	10.25	.58	(.29)	.29	(.58)	9.96	2.93	9	1.17		1.17		5.68
Class R-3:
3/31/2024[5,6]	9.03	.28	.55	.83	(.29)	9.57	9.36 [7]	151	.98	[8]	.98	[8]	6.11	[8]
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.47	132	.98		.97		6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.10)	131	.95		.95		4.58
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.76	167	.96		.96		4.35
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43	142	1.00		1.00		5.85
9/30/2019	10.25	.59	(.29)	.30	(.59)	9.96	3.09	164	1.01		1.01		5.85
Class R-4:
3/31/2024[5,6]	9.03	.30	.55	.85	(.31)	9.57	9.52 [7]	120	.68	[8]	.68	[8]	6.41	[8]
9/30/2023	8.86	.60	.17	.77	(.60)	9.03	8.80	112	.68		.67		6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48)	8.86	(11.83)	107	.65		.65		4.89
9/30/2021	9.63	.48	.95	1.43	(.51)	10.55	15.10	135	.65		.65		4.66
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75	120	.69		.69		6.16
9/30/2019	10.25	.63	(.29)	.34	(.63)	9.96	3.41	138	.71		.71		6.16
Class R-5E:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.63 [7]	24	.49	[8]	.49	[8]	6.60	[8]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.01	21	.48		.47		6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.66)	17	.45		.45		5.15
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.33	15	.45		.45		4.85
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95	11	.49		.49		6.32
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.62	8	.49		.49		6.35
Class R-5:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.68 [7]	32	.39	[8]	.39	[8]	6.71	[8]
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.11	29	.39		.38		6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.58)	28	.36		.36		4.97
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.44	84	.35		.35		4.95
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06	74	.39		.39		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.72	79	.41		.41		6.46
Class R-6:
3/31/2024[5,6]	9.03	.31	.55	.86	(.32)	9.57	9.71 [7]	4,237	.33	[8]	.33	[8]	6.75	[8]
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.17	3,733	.33		.32		6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	2,659	.30		.30		5.25
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	3,581	.30		.30		5.01
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	3,169	.33		.33		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.78	2,301	.35		.35		6.51

Refer to the end of the table for footnotes.

42	American High-Income Trust

Financial highlights (continued)

	Six months ended March 31, 2024[5,6,7]	Year ended September 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	24%	39%	40%	66%	75%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American High-Income Trust	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2023, through March 31, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American High-Income Trust

Expense example (continued)

	Beginning account value 10/1/2023	Ending account value 3/31/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,094.94	$3.82	.73%
Class A – assumed 5% return	1,000.00	1,021.35	3.69	.73
Class C – actual return	1,000.00	1,090.95	7.68	1.47
Class C – assumed 5% return	1,000.00	1,017.65	7.41	1.47
Class T – actual return	1,000.00	1,096.38	2.46	.47
Class T – assumed 5% return	1,000.00	1,022.65	2.38	.47
Class F-1 – actual return	1,000.00	1,094.87	3.88	.74
Class F-1 – assumed 5% return	1,000.00	1,021.30	3.74	.74
Class F-2 – actual return	1,000.00	1,096.54	2.25	.43
Class F-2 – assumed 5% return	1,000.00	1,022.85	2.17	.43
Class F-3 – actual return	1,000.00	1,097.10	1.73	.33
Class F-3 – assumed 5% return	1,000.00	1,023.35	1.67	.33
Class 529-A – actual return	1,000.00	1,094.81	3.93	.75
Class 529-A – assumed 5% return	1,000.00	1,021.25	3.79	.75
Class 529-C – actual return	1,000.00	1,090.65	7.94	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class 529-E – actual return	1,000.00	1,093.78	4.92	.94
Class 529-E – assumed 5% return	1,000.00	1,020.30	4.75	.94
Class 529-T – actual return	1,000.00	1,096.09	2.72	.52
Class 529-T – assumed 5% return	1,000.00	1,022.40	2.63	.52
Class 529-F-1 – actual return	1,000.00	1,095.84	2.93	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.20	2.83	.56
Class 529-F-2 – actual return	1,000.00	1,096.45	2.36	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,022.75	2.28	.45
Class 529-F-3 – actual return	1,000.00	1,096.75	2.10	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,023.00	2.02	.40
Class R-1 – actual return	1,000.00	1,091.15	7.48	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.21	1.43
Class R-2 – actual return	1,000.00	1,091.22	7.42	1.42
Class R-2 – assumed 5% return	1,000.00	1,017.90	7.16	1.42
Class R-2E – actual return	1,000.00	1,092.83	5.91	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.35	5.70	1.13
Class R-3 – actual return	1,000.00	1,093.58	5.13	.98
Class R-3 – assumed 5% return	1,000.00	1,020.10	4.95	.98
Class R-4 – actual return	1,000.00	1,095.21	3.56	.68
Class R-4 – assumed 5% return	1,000.00	1,021.60	3.44	.68
Class R-5E – actual return	1,000.00	1,096.25	2.57	.49
Class R-5E – assumed 5% return	1,000.00	1,022.55	2.48	.49
Class R-5 – actual return	1,000.00	1,096.79	2.04	.39
Class R-5 – assumed 5% return	1,000.00	1,023.05	1.97	.39
Class R-6 – actual return	1,000.00	1,097.10	1.73	.33
Class R-6 – assumed 5% return	1,000.00	1,023.35	1.67	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American High-Income Trust	45

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

46	American High-Income Trust

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American High-Income Trust	47

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

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American High-Income Trust	51

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_______
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: May 31, 2024